SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Euro [Member]
USD exchange rate	1.0351	1.1062
USD average exchange rate	1.0820	1.0817
GBP [Member]
USD exchange rate	1.2521	1.2743
USD average exchange rate	1.2781	1.2440